Loss Per Share (Details) - Schedule of earning loss per share - AUD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	$ (0.27)	$ (0.65)
Diluted loss per share	$ (0.27)	$ (0.65)
Basic loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic loss per share:	$ (6,583,559)	$ (8,561,862)
Diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating diluted loss per share:	$ (6,583,559)	$ (8,561,862)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	2,405,110,327	1,323,432,372